Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 102,959	$ 97,467
Allowance for credit losses	(27,621)	(21,862)	$ (23,812)	$ (21,144)
Accounts receivable, net	$ 75,338	$ 75,605